Expense Example - Weitz Short Duration Bond ETF - Weitz Short Duration Bond ETF	Mar. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 218